Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$169,427,827.76	$20,559,727.46	$148,868,100.30	0.313407	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$308,807,827.76	$20,559,727.46	$288,248,100.30

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$338,287,868.43	$315,824,071.84	0.211149
YSOC Amount	$26,088,839.29	$24,184,770.16
Adjusted Pool Balance	$312,199,029.14	$291,639,301.68
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$169,427,827.76	4.87000%	30/360	$687,594.60
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$308,807,827.76			$1,268,605.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$338,287,868.43	$315,824,071.84
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$312,199,029.14	$291,639,301.68
Number of Receivables Outstanding	31,573	30,590
Weighted Average Contract Rate	3.97%	3.98%
Weighted Average Remaining Term (months)	26.3	25.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,162,663.52
Principal Collections	$22,230,285.01
Liquidation Proceeds	$195,949.92
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,588,898.45
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,588,898.45

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$281,906.56	$281,906.56	$—	$—	$23,306,991.89
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,306,991.89
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,306,991.89
Interest - Class A-3 Notes	$687,594.60	$687,594.60	$—	$—	$22,619,397.29
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$22,227,887.29
First Allocation of Principal	$—	$—	$—	$—	$22,227,887.29
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$22,170,596.29
Second Allocation of Principal	$—	$—	$—	$—	$22,170,596.29
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$22,110,028.29
Third Allocation of Principal	$3,608,526.08	$3,608,526.08	$—	$—	$18,501,502.21
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,429,860.21
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,869,860.21
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,869,860.21
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,478,658.83
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,478,658.83
Remaining Funds to Certificates	$1,478,658.83	$1,478,658.83	$—	$—	$—
Total	$23,588,898.45	$23,588,898.45	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$26,088,839.29
Increase/(Decrease)	$(1,904,069.13)
Ending YSOC Amount	$24,184,770.16

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$312,199,029.14	$291,639,301.68
Note Balance	$308,807,827.76	$288,248,100.30
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	20	$233,511.58
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	178	$195,949.92
Monthly Net Losses (Liquidation Proceeds)			$37,561.66
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.31%
Preceding Collection Period			(0.23)%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$4,659,219.50
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.45%	102	$1,431,559.04
60-89 Days Delinquent	0.26%	48	$807,430.52
90-119 Days Delinquent	0.06%	11	$173,961.19
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.76%	161	$2,412,950.75

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$134,601.59
Total Repossessed Inventory		14	$223,980.47

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		59	$981,391.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.31%
Current Collection Period			0.31%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.70	0.22%	45	0.15%